Derivative financial instruments (Tables)	3 Months Ended
Mar. 31, 2024
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of March 31, 2024, and December 31, 2023, are as follows:

	Balance as of March 31, 2024		Balance as of December 31, 2023
	($ in thousands)
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	73,005	22,193	60,102	29,163
Foreign exchange derivatives instruments	2,137	-	1,595	-
Notes conversion option (Note 15)	-	115	-	794
Total	75,142	22,308	61,697	29,957